Income Tax (Details) - Schedule of income tax provision - Roth CH Acquisition IV Co. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal
Current			$ 395,019
Deferred			(109,249)	(84,534)
State and Local
Current
Deferred			(64,545)
Change in valuation allowance			173,794	84,534
Income tax provision	$ 62,507		$ 395,019